Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2018
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Principal Subsidiaries

As of December 31, 2018, the Company’s principal subsidiaries are as follows:

Name	Percentage of ownership		Date of incorporation	Place of incorporation
China Risk Finance LL (China) Co., Ltd. (“CRF China”)	100%		July 15, 2005	Shanghai, the PRC
CRF Wealth Management Co., Ltd. (“Wealth management”)	100%		February 5, 2013	Shenzhen, the PRC
Shanghai Shouhang Business Management Co., Ltd. (“Shanghai Shouhang”)	100%		July 11, 2002	Shanghai, the PRC
Capital Financial Co., Ltd. (“Beijing Shouhang”)	100%		August 4, 2005	Beijing, the PRC
Haidong CRF Micro-credit Co., Ltd. (“Haidong CRF Micro-credit”)	100%	(1)	May 8, 2012	Qinghai, the PRC
Qianhai Shuliang(Shenzhen) Technology Co., Ltd.	100%		December 8, 2016	Shenzhen, the PRC

(1)	CRF China holds 30% shares of Haidong CRF Micro-credit and 70% shares indirectly through nominee shareholders.